Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
MP63 Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	9.30%	9.14%
S P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	15.90%	12.96%
iShares Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.94%	10.99%	8.67%